CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ 27,222	$ 14,008	$ (101,042)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	127,278	128,783	137,023
Amortization of deferred dry-docking costs	9,822	10,641	9,775
Amortization of loan costs	3,782	4,822	3,992
Interest expense on long term receivable, net	1,932	0	0
Change in fair value of derivative instruments	8,121	(820)	10,295
Loss on sale of vessels	6,451	0	364
Impairment charges	28,776	27,613	65,965
Payments for dry-docking	(16,291)	(12,871)	(14,869)
(Increase) Decrease in:
Receivables, net	19,659	(9,056)	(15,995)
Margin deposits	(6,153)	0	0
Inventories	(8,781)	7,356	(4,095)
Prepaid insurance and other	(521)	178	504
Capitalized voyage expenses	(1,096)	112	20
Increase (Decrease) in:
Payables	14,981	2,415	(12,460)
Accrued liabilities	(10,322)	5,108	2,072
Unearned revenue	556	6,060	(7,604)
Net Cash provided by Operating Activities	205,416	184,349	73,945
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(39,671)	(55,988)	(16,161)
Vessel acquisitions and/or improvements	(148,569)	(46,217)	(1,154)
Proceeds from sale of vessels	93,627	0	17,136
Net Cash used in Investing Activities	(94,613)	(102,205)	(179)
Cash Flows from Financing Activities:
Proceeds from long-term debt	348,903	494,368	352,872
Financing costs	(2,964)	(3,556)	(4,300)
Payments of long-term debt	(383,660)	(556,939)	(508,832)
Sale of treasury stock, net	0	0	4,511
Purchase of treasury stock	(9,834)	0	0
Redemption of Series B preferred shares	0	(50,000)	0
Redemption of Series C preferred shares	(50,000)	0	0
Proceeds from stock issuance program, net	3,461	16,552	0
Proceeds from preferred stock issuance, net	0	33,984	144,280
Cash dividends	(46,708)	(49,309)	(44,444)
Capital contribution from non-controlling interest to subsidiary	4,000	10,000	0
Net Cash used in Financing Activities	(136,802)	(104,900)	(55,913)
Net (decrease) increase in cash and cash equivalents and restricted cash	(25,999)	(22,756)	17,853
Cash and cash equivalents and restricted cash at beginning of period	197,770	220,526	202,673
Cash and cash equivalents and restricted cash at end of period	171,771	197,770	220,526
Interest paid
Cash paid for interest, net of amounts capitalized	53,813	70,755	67,922
Current Assets:
Cash and cash equivalents	160,475	184,835	204,763
Restricted cash	11,296	12,935	15,763
Total Cash and cash equivalents and restricted cash	$ 171,771	$ 197,770	$ 220,526